VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
VIE Disclosures
Trading assets	SFr 157,338	SFr 153,797
Net loans	291,908	296,779
Other assets	39,637	39,609
Assets	805,822	787,295
Maximum exposure to loss	38,379	36,539
Non-consolidated VIE assets	296,498	353,725
Other liabilities	31,434	31,043
Liabilities	762,881	743,581
Collateralized debt or loan obligations
VIE Disclosures
Maximum exposure to loss	852	785
Non-consolidated VIE assets	8,553	8,057
CP Conduit
VIE Disclosures
Maximum exposure to loss	5,538	6,484
Non-consolidated VIE assets	11,148	13,488
Financial intermediation - Securitizations
VIE Disclosures
Maximum exposure to loss	7,329	7,664
Non-consolidated VIE assets	127,785	141,608
Financial intermediation - Funds
VIE Disclosures
Maximum exposure to loss	3,199	3,430
Non-consolidated VIE assets	89,686	128,984
Financial intermediation - Loans
VIE Disclosures
Maximum exposure to loss	11,235	12,239
Non-consolidated VIE assets	26,186	25,590
Financial intermediation - Other
VIE Disclosures
Maximum exposure to loss	10,226	5,937
Non-consolidated VIE assets	33,140	35,998
Non-consolidated VIEs
VIE Disclosures
Trading assets	14,546	10,509
Net loans	11,357	12,269
Other assets	468	927
Assets	26,371	23,705
Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	250	230
Net loans	357	456
Other assets	2	3
Assets	609	689
Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0	0
Net loans	371	325
Other assets	0	0
Assets	371	325
Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	4,500	4,897
Net loans	734	904
Other assets	3	26
Assets	5,237	5,827
Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	1,113	962
Net loans	1,967	1,945
Other assets	119	518
Assets	3,199	3,425
Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	66	109
Net loans	6,989	7,930
Other assets	0	0
Assets	7,055	8,039
Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	8,617	4,311
Net loans	939	709
Other assets	344	380
Assets	9,900	5,400
Bank
VIE Disclosures
Trading assets	157,511	153,895
Net loans	300,341	304,025
Other assets	36,574	37,069
Assets	809,688	790,459
Other liabilities	30,340	30,406
Liabilities	762,629	743,696
Bank | Non-consolidated VIEs
VIE Disclosures
Trading assets	14,546	10,509
Net loans	11,357	12,269
Other assets	459	922
Assets	26,362	23,700
Maximum exposure to loss	38,370	36,534
Non-consolidated VIE assets	287,049	330,575
Bank | Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	250	230
Net loans	357	456
Other assets	2	3
Assets	609	689
Maximum exposure to loss	852	785
Non-consolidated VIE assets	8,553	8,057
Bank | Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0	0
Net loans	371	325
Other assets	0	0
Assets	371	325
Maximum exposure to loss	5,538	6,484
Non-consolidated VIE assets	11,148	13,488
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	4,500	4,897
Net loans	734	904
Other assets	3	26
Assets	5,237	5,827
Maximum exposure to loss	7,329	7,664
Non-consolidated VIE assets	127,785	141,608
Bank | Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	1,113	962
Net loans	1,967	1,945
Other assets	110	513
Assets	3,190	3,420
Maximum exposure to loss	3,190	3,425
Non-consolidated VIE assets	87,618	127,558
Bank | Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	66	109
Net loans	6,989	7,930
Other assets	0	0
Assets	7,055	8,039
Maximum exposure to loss	11,235	12,239
Non-consolidated VIE assets	26,186	25,590
Bank | Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	8,617	4,311
Net loans	939	709
Other assets	344	380
Assets	9,900	5,400
Maximum exposure to loss	10,226	5,937
Non-consolidated VIE assets	SFr 25,759	SFr 14,274